                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2003
                                                       ---------------------

           Check here if Amendment [_]: Amendment Number:___________________

                        This Amendment (Check only one):

                        [_] is a restatement
                        [_] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:         Glenview Capital Management, LLC
Address:      399 Park Avenue, 39th Floor
              New York, NY 10022

Form 13F File Number: 28-10134
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              The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:         Lawrence M. Robbins
Title:        Chief Executive Officer
Phone:        212-812-4730

Signature, Place and Date of Signing:

/s/ Lawrence M. Robbins              399 Park Avenue, 39th Floor               February 13, 2004
------------------------------       New York, NY 10022

Report Type (Check only one):

[X] 13F HOLDINGS REPORT

[_] 13F NOTICE

[_] 13F COMBINATION REPORT

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  61

Form 13F Information Table Value Total:  $1,260,869.86 (thousands)

List of Other Included Managers:         None

                           Form 13F INFORMATION TABLE

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            Column 1          Column 2    Column 3     Column 4            Column 5         Column 6   Column 7        Column 8
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            Name of         Class Title    CUSIP    Value (x$1000)  Shrs or   SH/PRN  Put/ Investment   Other      Voting authority
                                                                                                                  ------------------
            Issuer                                                  prn amt.          Call discretion  managers   Sole  Shared  None
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AdvancePCS                     Common     00790k109     11,392.08    215,800    SH             Yes       None     Sole
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Agere Sys Inc                   CL A      00845v100      7,625.00  2,500,000    SH             Yes       None     Sole
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Agere Sys Inc                   CL B      00845v209     17,574.00  6,060,000    SH             Yes       None     Sole
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American Tower Corp             CL A      029912201     54,068.62  4,997,100    SH             Yes       None     Sole
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Anthem Inc                     Common     03674B104     13,125.00    175,000    SH             Yes       None     Sole
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AT&T Wireless Svcs Inc         Common     00209a106      3,995.00    500,000    SH             Yes       None     Sole
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Best Buy Inc                   Common     086516101     15,672.00    300,000    SH             Yes       None     Sole
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Brinker Intl Inc               Common     109641100      7,825.76    236,000    SH             Yes       None     Sole
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Caremark Rx Inc                Common     141705103     37,995.00  1,500,000    SH             Yes       None     Sole
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Computer Assoc Intl Inc        Common     204912109     66,441.67  2,430,200    SH             Yes       None     Sole
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Conexant Systems Inc           Common     207142100     28,993.04  5,833,609    SH             Yes       None     Sole
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Conseco Inc                   COM NEW     208464883     11,445.00    525,000    SH             Yes       None     Sole
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Constellation Brands Inc        CL A      21036p108     36,223.00  1,100,000    SH             Yes       None     Sole
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Cox Radio Inc                   CL A      224051102        681.21     27,000    SH             Yes       None     Sole
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Crown Castle Intl Corp         Common     228227104      6,331.22    574,000    SH             Yes       None     Sole
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DPL Inc                        Common     233293109     33,717.02  1,614,800    SH             Yes       None     Sole
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Dobson Communications Corp      CL A      256069105     51,091.61  7,776,500    SH             Yes       None     Sole
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Dow Chem Co                    Common     260543103      6,235.50    150,000    SH             Yes       None     Sole
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Duane Reade Inc                Common     263578106      7,234.99    427,600    SH             Yes       None     Sole
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Dynegy Inc New                  CL A      26816q101      8,560.00  2,000,000    SH             Yes       None     Sole
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Eastman Kodak Co               Common     277461109      2,592.67    101,000    SH             Yes       None     Sole
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Enterasys Networks Inc         Common     293637104      7,425.00  1,980,000    SH             Yes       None     Sole
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Express Scripts Inc            Common     302182100     46,501.00    700,000    SH             Yes       None     Sole
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Fisher Scientific Intl Inc    COM NEW     338032204     57,760.79  1,396,200    SH             Yes       None     Sole
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Gateway Inc                    Common     367626108      4,632.20  1,007,000    SH             Yes       None     Sole
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Gemstar-TV Guide Intl Inc      Common     36866w106      4,058.40    800,000    SH             Yes       None     Sole
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GlobeSpanvirata Inc            Common     37957v106      7,020.00  1,200,000    SH             Yes       None     Sole
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Halliburton Co                 Common     406216101     26,000.00  1,000,000    SH             Yes       None     Sole
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Harris Interactive Inc         Common     414549105      7,287.40    878,000    SH             Yes       None     Sole
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Internet Cap Group Inc         Common     46059c106      1,725.00  5,000,000    SH             Yes       None     Sole
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Iomega Corp                   COM NEW     462030305     13,157.20  2,200,200    SH             Yes       None     Sole
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Laboratory Corp Amer Hldgs    COM NEW     50540r409     29,349.39    794,300    SH             Yes       None     Sole
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Microsoft Corp                 Common     594918104     16,422.00    600,000    SH             Yes       None     Sole
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Moore Wallace Inc              Common     615857109      6,755.91    360,700    SH             Yes       None     Sole
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Motorola Inc                   Common     620076109     37,800.00  2,700,000    SH             Yes       None     Sole
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Paxar Corp                     Common     704227107      6,700.00    500,000    SH             Yes       None     Sole
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Pfizer Inc                     Common     717081103     42,396.00  1,200,000    SH             Yes       None     Sole
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Primedia Inc                   Common     74157K101      1,300.95    459,700    SH             Yes       None     Sole
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Providian Finl Corp            Common     74406a102      1,197.76    102,900    SH             Yes       None     Sole
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Reliant Res Inc                Common     75952b105     44,160.00  6,000,000    SH             Yes       None     Sole
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SPX Corp                       Common     784635104     12,179.55    207,100    SH             Yes       None     Sole
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Sappi Ltd                   SPON ADR NEW  803069202     12,303.00    900,000    SH             Yes       None     Sole
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SBA Communications Corp        Common     78388j106      4,418.00  1,175,000    SH             Yes       None     Sole
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Seagate Technology              SHS       g7945j104     10,111.50    535,000    SH             Yes       None     Sole
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Sealed Air Corp New            Common     81211k100     50,079.50    925,000    SH             Yes       None     Sole
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Sears Roebuck & Co             Common     812387108      4,549.00    100,000    SH             Yes       None     Sole
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Service Corp Intl              Common     817565104      8,568.48  1,589,700    SH             Yes       None     Sole
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Sierra Pac Res New             Common     826428104     26,057.00  3,550,000    SH             Yes       None     Sole
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Southern Un Co New             Common     844030106      3,847.44    209,100    SH             Yes       None     Sole
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Spectrasite Inc                Common     84761m104     50,735.00  1,460,000    SH             Yes       None     Sole
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Sprint Corp                 PCS COM SER 1 852061506     42,290.50  7,525,000    SH             Yes       None     Sole
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Synopsys Inc                   Common     871607107     21,162.50    625,000    SH             Yes       None     Sole
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Tyco Intl Ltd New              Common     902124106     42,400.00  1,600,000    SH             Yes       None     Sole
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ValueVision Media Inc           CL A     92047k107      10,367.36    620,800    SH             Yes       None     Sole
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Visteon Corp                   Common    92839U107       2,396.38    230,200    SH             Yes       None     Sole
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Westar Energy Inc              Common    95709t100      12,757.50    630,000    SH             Yes       None     Sole
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Western Wireless Corp           CL A     95988e204      43,458.12  2,367,000    SH             Yes       None     Sole
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Williams Cos Inc Del           Common    969457100      47,136.00  4,800,000    SH             Yes       None     Sole
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Willis Group Holdings Ltd       SHS      g96655108      32,366.50    950,000    SH             Yes       None     Sole
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Xerox Corp                     Common    984121103       4,282.14    310,300    SH             Yes       None     Sole
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Yellow Roadway Corp            Common    985577105      28,936.00    800,000    SH             Yes       None     Sole
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                                                     1,260,869.86